Accounts payable and accrued liabilities (Q2) (Tables)	6 Months Ended
Jan. 31, 2025
Accounts payable and accrued liabilities [Abstract]
Accounts Payable and Accrued Liabilities

	January 31, 2025	July 31, 2024
Accounts payable	$1,181,554	$5,503,968
Accrued liabilities	5,394,189	492,925
Excise taxes payable	2,410,973	—
Income taxes payable	99,256	101,009
	$9,085,972	$6,097,902